Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Line Items]
Employee-related liabilities	$ 68,697	$ 19,758
Accrued legal expenses	46,466	18,040
Accrued interest	27,637	12,014
Accrued consulting expenses	1,833	50,582
Total accrued liabilities	$ 144,633	$ 100,394